Material Accounting Policies - Schedule of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2025
Plant and Equipment [Member]
Schedule of Property and Equipment [Line Items]
Useful life	10.00%
Office equipment [member]
Schedule of Property and Equipment [Line Items]
Useful life	33.00%
Land [Member]
Schedule of Property and Equipment [Line Items]
Useful life